LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Roll-forward of nonaccrual activity
Beginning balance	$ 4,687	$ 5,490
Principal payments	(1,987)	(4,022)
Charge-offs	(2,065)	(858)
Transfers to OREO	(932)	(1,352)
Transfers from accruing	2,259	5,388
Other	62	41
Ending balance	2,024	4,687
Commercial Real Estate
Roll-forward of nonaccrual activity
Beginning balance	3,071	2,362
Principal payments	(1,478)	(1,569)
Charge-offs	(1,304)	(463)
Transfers to OREO	(208)	(675)
Transfers from accruing	443	3,377
Other	48	39
Ending balance	572	3,071
Commercial, Financial, and Agricultural
Roll-forward of nonaccrual activity
Beginning balance	436	1,111
Principal payments	(319)	(1,385)
Charge-offs	(616)
Transfers to OREO	(37)
Transfers from accruing	1,346	716
Other	1	(6)
Ending balance	811	436
Commercial Construction
Roll-forward of nonaccrual activity
Beginning balance	675
Principal payments	(100)
Transfers to OREO	(580)
Transfers from accruing		675
Other	5
Ending balance		675
One to four family residential real estate
Roll-forward of nonaccrual activity
Beginning balance	505	1,997
Principal payments	(88)	(1,068)
Charge-offs	(141)	(387)
Transfers to OREO	(107)	(662)
Transfers from accruing	434	617
Other	8	8
Ending balance	611	505
Consumer Construction
Roll-forward of nonaccrual activity
Beginning balance		20
Charge-offs		(5)
Transfers to OREO		(15)
Consumer
Roll-forward of nonaccrual activity
Principal payments	(2)
Charge-offs	(4)	(3)
Transfers from accruing	36	3
Ending balance	$ 30